Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 46.7%	Par	Value
United States Treasury Note/Bond
4.13%, 02/15/2027	$744,425,000	$747,100,277
3.13%, 08/31/2027	421,750,000	414,270,525
3.88%, 11/30/2027	65,350,000	65,321,920
4.00%, 12/15/2027	140,000,000	140,410,157
4.25%, 01/15/2028	336,025,000	339,175,234
1.13%, 08/31/2028	397,900,000	362,866,146
2.38%, 03/31/2029	210,025,000	198,071,625
2.75%, 05/31/2029	285,550,000	272,733,714
3.88%, 12/31/2029	545,200,000	543,453,659
4.25%, 01/31/2030	39,200,000	39,702,250
4.00%, 07/31/2030	20,000,000	19,989,844
4.13%, 08/31/2030	496,075,000	499,252,980
4.00%, 01/31/2031	362,425,000	361,971,969
1.25%, 08/15/2031	41,725,000	35,200,579
1.38%, 11/15/2031	182,625,000	154,232,520
1.88%, 02/15/2032	210,975,000	183,202,120
2.88%, 05/15/2032	97,350,000	90,063,961
3.50%, 02/15/2033	305,650,000	292,779,268
4.38%, 05/15/2034	340,575,000	345,178,082
TOTAL U.S. TREASURY SECURITIES (Cost $5,063,224,877)		5,104,976,830

CORPORATE BONDS - 38.9%	Par	Value
Financials - 18.9%
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	26,048,000	25,992,236
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	12,550,000	12,090,878
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	5,000,000	5,113,020
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)	8,000,000	8,052,702
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	10,000,000	10,136,735
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	10,350,000	10,002,157
6.45%, 04/15/2027 (Callable 03/15/2027)	5,399,000	5,573,234
4.63%, 09/10/2029 (Callable 08/10/2029)	11,000,000	10,880,356
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	11,195,000	11,817,488
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	16,000,000	16,286,683
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	14,000,000	15,288,066
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,251,761
American National Global Funding, 5.55%, 01/28/2030 (a)	5,000,000	5,092,088
Americold Realty Operating Partnership LP, 5.60%, 05/15/2032 (Callable 03/15/2032)	6,000,000	6,022,591
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	9,000,000	7,457,058
Arthur J Gallagher & Co.
6.50%, 02/15/2034 (Callable 11/15/2033)	13,337,000	14,463,572
5.45%, 07/15/2034 (Callable 04/15/2034)	3,663,000	3,719,054
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032 (a)	5,000,000	5,374,838
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	15,000,000	15,527,273
6.75%, 10/25/2028 (Callable 09/25/2028) (a)	6,850,000	7,231,458
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	4,000,000	4,031,563
Banco Santander SA
5.18%, 11/19/2025	5,000,000	5,008,356
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	4,500,000	4,307,844
6.61%, 11/07/2028	6,600,000	7,013,238
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	4,000,000	4,084,095
2.75%, 12/03/2030	4,000,000	3,475,952
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	2,000,000	1,727,862
6.92%, 08/08/2033	4,000,000	4,243,539
6.35%, 03/14/2034	5,000,000	5,133,564
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	5,000,000	4,819,260
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028 (Callable 01/20/2027)	675,000	666,448
3.71% to 04/24/2027 then 3 mo. Term SOFR + 1.77%, 04/24/2028 (Callable 04/24/2027)	5,050,000	4,964,337
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	7,675,000	7,643,244
4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028 (Callable 07/22/2027)	10,000,000	10,080,316
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	5,000,000	5,196,598
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	1,712,000	1,659,142
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	10,918,000	10,724,999
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	4,350,000	4,022,362
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	5,295,000	5,230,742
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	10,650,000	10,698,108
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	11,243,000	10,813,967
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	5,847,000	5,987,328
Bank of Montreal
4.57% to 09/10/2026 then SOFR + 0.88%, 09/10/2027 (Callable 09/10/2026)	10,000,000	10,004,848
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	3,500,000	3,536,253
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	3,000,000	2,533,584
Bank of Nova Scotia
4.50%, 12/16/2025	7,000,000	6,987,795
5.25%, 06/12/2028	5,000,000	5,114,100
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	15,000,000	15,091,820
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	2,371,000	2,190,210
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	14,850,000	14,888,688
5.79%, 07/13/2028 (a)	2,500,000	2,582,196
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	8,790,000	8,722,339
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	10,000,000	10,513,954
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	10,000,000	10,110,721
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	6,500,000	6,771,241
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	8,100,000	8,684,792
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	10,000,000	9,754,968
BNP Paribas SA
4.38%, 05/12/2026 (a)	8,288,000	8,242,829
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	4,250,000	4,138,019
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)	5,000,000	5,088,357
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	2,000,000	1,828,322
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)	4,625,000	4,682,084
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	5,000,000	4,396,291
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)	7,000,000	6,101,194
BPCE SA
4.88%, 04/01/2026 (a)	3,386,000	3,388,973
6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (a)	5,000,000	5,265,943
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)	3,000,000	3,072,293
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	11,500,000	9,801,509
5.75% to 07/19/2032 then SOFR + 2.87%, 07/19/2033 (Callable 07/19/2032) (a)	6,200,000	6,255,307
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	4,000,000	4,107,186
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	5,000,000	5,036,249
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,677,350
2.38%, 03/15/2031 (Callable 12/15/2030)	3,500,000	3,004,527
4.20%, 03/17/2032 (Callable 12/17/2031)	10,000,000	9,381,231
Canadian Imperial Bank of Commerce
5.24%, 06/28/2027	6,475,000	6,571,402
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	5,175,000	5,242,047
6.09%, 10/03/2033 (Callable 07/03/2033)	13,375,000	14,147,616
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (Callable 01/14/2027) (a)	5,000,000	4,947,326
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	3,275,000	3,206,718
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	3,000,000	3,050,199
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	12,000,000	13,364,570
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	5,450,000	4,973,057
3.38%, 02/15/2030 (Callable 04/17/2025)	16,000,000	14,470,351
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	14,000,000	13,827,319
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	3,000,000	2,915,830
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	27,500,000	27,559,834
5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	5,000,000	5,065,065
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)	10,000,000	8,766,974
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	7,425,000	6,791,698
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	5,000,000	5,306,420
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	300,000	293,176
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	3,000,000	3,192,170
CNA Financial Corp.
2.05%, 08/15/2030 (Callable 05/15/2030)	4,875,000	4,240,139
5.13%, 02/15/2034 (Callable 11/15/2033)	3,300,000	3,277,480
CNO Global Funding
2.65%, 01/06/2029 (a)	15,000,000	13,872,240
4.95%, 09/09/2029 (a)	5,000,000	5,017,241
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	22,000,000	19,206,625
3.78%, 03/14/2032 (a)	20,000,000	18,135,407
Cooperatieve Rabobank UA
3.75%, 07/21/2026	1,826,000	1,802,274
3.65% to 04/06/2027 then 1 yr. CMT Rate + 1.22%, 04/06/2028 (Callable 04/06/2027) (a)	7,700,000	7,549,390
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)	2,730,000	2,726,861
Corebridge Financial, Inc., 3.85%, 04/05/2029 (Callable 02/05/2029)	13,825,000	13,367,087
Corebridge Global Funding, 5.20%, 06/24/2029 (a)	3,000,000	3,048,560
Credit Agricole SA
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)	3,000,000	3,032,485
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	14,250,000	14,894,806
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	7,500,000	7,666,876
Danske Bank AS
1.62% to 09/11/2025 then 1 yr. CMT Rate + 1.35%, 09/11/2026 (Callable 09/11/2025) (a)	5,000,000	4,932,734
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	25,000,000	24,820,638
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)	12,650,000	13,015,079
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030) (a)	8,200,000	8,218,380
Deutsche Bank AG/New York NY
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	10,000,000	10,279,308
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	3,800,000	3,651,491
5.71% to 02/08/2027 then SOFR + 1.59%, 02/08/2028 (Callable 02/08/2027)	15,860,000	16,100,771
5.37% to 01/10/2028 then SOFR + 1.21%, 01/10/2029 (Callable 01/10/2028)	2,840,000	2,871,366
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	5,000,000	5,302,109
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	4,000,000	3,596,775
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	5,000,000	4,375,982
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	5,000,000	4,393,649
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	650,000	639,070
4.65%, 09/13/2028 (Callable 06/13/2028)	10,000,000	9,909,033
Discover Financial Services
4.10%, 02/09/2027 (Callable 11/09/2026)	12,000,000	11,877,980
6.70%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,740,084
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	5,000,000	5,715,079
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	1,284,000	1,265,268
Extra Space Storage LP
3.88%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,857,934
4.00%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,450,380
5.50%, 07/01/2030 (Callable 05/01/2030)	7,000,000	7,177,365
5.35%, 01/15/2035 (Callable 10/15/2034)	6,475,000	6,422,480
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	3,000,000	2,998,238
5.70%, 03/14/2028 (a)	3,275,000	3,377,452
5.25%, 04/26/2029 (a)	9,300,000	9,484,225
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029 (Callable 07/27/2028)	5,000,000	5,226,823
4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	3,000,000	2,982,224
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027 (Callable 10/21/2026)	15,700,000	15,059,323
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	2,000,000	1,930,448
3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028 (Callable 03/15/2027)	26,125,000	25,640,222
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	5,025,000	4,928,994
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	18,100,000	17,850,307
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	4,975,000	5,016,236
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,282,459
Guardian Life Global Funding
5.55%, 10/28/2027 (a)	15,300,000	15,706,333
5.74%, 10/02/2028 (a)	22,200,000	23,103,328
Hartford Insurance Group, Inc., 2.80%, 08/19/2029 (Callable 05/19/2029)	4,925,000	4,550,089
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (Callable 03/01/2030) (a)	10,275,000	9,114,765
5.45%, 06/15/2034 (Callable 03/15/2034) (a)	7,500,000	7,608,769
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	15,000,000	15,236,549
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	7,500,000	7,017,335
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	10,000,000	10,080,730
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	5,000,000	5,011,738
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	10,000,000	9,911,249
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	5,000,000	4,581,590
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	1,750,000	1,684,126
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	5,000,000	4,373,421
Humana, Inc., 5.38%, 04/15/2031 (Callable 02/15/2031)	14,100,000	14,209,701
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	4,837,000	4,804,392
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	11,876,000	12,362,570
Huntington National Bank, 4.27%, 11/25/2026	5,450,000	5,387,655
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028 (Callable 03/28/2027)	3,833,000	3,790,139
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034 (Callable 09/11/2033)	10,000,000	10,486,920
Jackson National Life Global Funding
5.60%, 04/10/2026 (a)	10,000,000	10,093,206
5.25%, 04/12/2028 (a)	7,281,000	7,377,920
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,700,000	1,699,799
6.45%, 06/08/2027	3,325,000	3,443,372
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	5,000,000	4,782,522
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	7,500,000	7,566,928
3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	13,700,000	13,315,645
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	5,000,000	4,629,369
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	10,000,000	10,470,049
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030 (Callable 04/22/2029)	25,000,000	25,786,465
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	1,500,000	1,345,980
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	150,000	127,604
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	5,000,000	4,393,154
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	7,000,000	7,113,772
KBC Group NV, 4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)	2,500,000	2,500,966
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,598,953
KeyBank NA, 3.40%, 05/20/2026	2,200,000	2,166,350
Kite Realty Group LP
4.95%, 12/15/2031 (Callable 10/15/2031)	2,625,000	2,581,206
5.50%, 03/01/2034 (Callable 12/01/2033)	5,000,000	5,006,315
Liberty Mutual Group, Inc., 4.57%, 02/01/2029 (a)	1,859,000	1,844,302
Lincoln Financial Global Funding, 5.30%, 01/13/2030 (a)	10,275,000	10,448,697
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	8,850,000	8,560,153
3.75% to 03/18/2027 then 1 yr. CMT Rate + 1.80%, 03/18/2028 (Callable 03/18/2027)	10,000,000	9,827,076
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (b)	7,000,000	6,797,942
LPL Holdings, Inc.
5.70%, 05/20/2027 (Callable 04/20/2027)	5,000,000	5,082,339
4.63%, 11/15/2027 (Callable 04/04/2025) (a)	10,800,000	10,706,534
6.75%, 11/17/2028 (Callable 10/17/2028)	4,316,000	4,562,960
4.00%, 03/15/2029 (Callable 05/02/2025) (a)	21,323,000	20,422,879
4.38%, 05/15/2031 (Callable 05/15/2026) (a)	3,292,000	3,132,261
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029) (a)	5,000,000	5,168,115
Macquarie Group Ltd.
2.69% to 06/23/2031 then SOFR + 1.44%, 06/23/2032 (Callable 06/23/2031) (a)	5,000,000	4,353,671
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	4,350,000	3,742,793
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)	5,000,000	4,761,096
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030 (Callable 08/15/2030)	875,000	772,985
Massachusetts Mutual Life Insurance Co., 5.63%, 05/15/2033 (a)	10,000,000	10,045,603
MBIA Insurance Corp., 15.82% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)	500,000	18,125
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	5,000,000	4,810,727
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	5,000,000	5,093,817
2.49% to 10/13/2031 then 1 yr. CMT Rate + 0.97%, 10/13/2032 (Callable 10/13/2031)	6,000,000	5,162,350
Mizuho Financial Group, Inc., 5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	7,000,000	7,136,601
Morgan Stanley
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	15,000,000	15,599,195
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	15,357,000	15,565,171
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	525,000	495,711
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	18,750,000	15,964,778
2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	8,200,000	7,038,314
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	13,750,000	13,938,775
National Australia Bank Ltd., 2.33%, 08/21/2030 (a)	8,200,000	7,133,634
National Bank of Canada, 4.50%, 10/10/2029	4,725,000	4,674,071
National Securities Clearing Corp., 5.10%, 11/21/2027 (Callable 10/21/2027) (a)	6,825,000	6,957,518
Nationwide Building Society
4.00%, 09/14/2026 (a)	33,421,000	33,006,340
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(b)	1,000,000	961,714
Nationwide Mutual Insurance Co., 8.25%, 12/01/2031 (a)	9,017,000	10,383,432
NatWest Group PLC
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)	8,000,000	8,014,945
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	7,000,000	7,223,646
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)	4,700,000	4,729,182
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)	6,850,000	6,715,565
4.96% to 08/15/2029 then 1 yr. CMT Rate + 1.22%, 08/15/2030 (Callable 08/15/2029)	4,800,000	4,804,246
New York Life Global Funding, 5.00%, 01/09/2034 (a)	4,140,000	4,140,179
NLG Global Funding, 5.40%, 01/23/2030 (a)	10,000,000	10,183,137
Nomura Holdings, Inc.
1.65%, 07/14/2026	13,725,000	13,209,555
3.10%, 01/16/2030	5,000,000	4,609,831
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/2034 (Callable 04/15/2034)	7,000,000	7,056,640
Principal Financial Group, Inc.
3.10%, 11/15/2026 (Callable 08/15/2026)	850,000	830,596
4.11%, 02/15/2028 (Callable 11/15/2027) (a)	5,000,000	4,913,695
Prologis LP, 4.75%, 06/15/2033 (Callable 03/15/2033)	5,000,000	4,904,483
Protective Life Corp., 3.40%, 01/15/2030 (Callable 10/15/2029) (a)	1,400,000	1,318,380
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027 (a)	11,775,000	11,296,874
Sammons Financial Group, Inc., 4.75%, 04/08/2032 (Callable 01/08/2032) (a)	14,000,000	13,108,308
Santander UK Group Holdings PLC
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	5,600,000	5,381,613
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027) (b)	4,425,000	4,304,942
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	5,000,000	5,198,480
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	2,500,000	2,551,945
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)	2,000,000	1,918,256
2.30%, 06/15/2028 (Callable 04/15/2028) (a)	5,000,000	4,630,145
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	7,400,000	7,423,111
Societe Generale SA
4.25%, 04/14/2025 (a)	5,846,000	5,843,163
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025) (a)	7,415,000	7,243,792
5.25%, 02/19/2027 (a)	10,000,000	10,074,987
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)	10,000,000	9,650,255
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	2,000,000	2,034,656
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	4,500,000	4,387,500
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	5,000,000	4,816,731
5.55% to 01/21/2028 then 1 yr. CMT Rate + 1.05%, 01/21/2029 (Callable 01/21/2028) (a)	15,000,000	15,261,738
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)	9,000,000	8,984,984
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	4,500,000	4,609,531
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	15,245,000	14,566,526
Sumitomo Mitsui Financial Group, Inc.
3.54%, 01/17/2028	2,094,000	2,045,722
5.85%, 07/13/2030	12,000,000	12,572,750
Svenska Handelsbanken AB, 5.50%, 06/15/2028 (a)	14,275,000	14,651,287
Swedbank AB, 5.41%, 03/14/2029 (a)	7,000,000	7,173,690
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	12,500,000	12,680,546
Synchrony Financial
4.50%, 07/23/2025 (Callable 05/02/2025)	1,050,000	1,048,832
3.70%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,947,235
3.95%, 12/01/2027 (Callable 09/01/2027)	25,555,000	24,917,438
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	5,000,000	4,964,168
Toronto-Dominion Bank, 4.46%, 06/08/2032	13,325,000	12,864,833
Trinity Acquisition PLC, 4.40%, 03/15/2026 (Callable 12/15/2025)	1,375,000	1,369,742
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	4,000,000	4,307,140
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	15,000,000	14,049,888
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	5,000,000	4,790,354
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	500,000	493,740
4.75% to 05/12/2027 then 1 yr. CMT Rate + 1.75%, 05/12/2028 (Callable 05/12/2027) (a)	1,500,000	1,500,838
6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (a)	7,000,000	7,261,342
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)	27,887,000	27,239,174
Voya Financial, Inc., 3.65%, 06/15/2026	2,910,000	2,876,756
Wells Fargo & Co.
3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027 (Callable 06/17/2026)	600,000	590,296
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000,000	14,697,939
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	10,864,000	10,368,748
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	5,000,000	5,016,044
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	10,000,000	10,271,890
6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	8,000,000	8,412,350
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	5,175,000	5,210,730
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	4,250,000	4,366,112
Westpac Banking Corp., 5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	4,000,000	3,983,942
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,000,000	8,004,978
4.50%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,733,565
2.95%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,846,356
		2,068,171,129

Industrials - 17.4%
Adventist Health System/West, 2.95%, 03/01/2029 (Callable 12/01/2028)	250,000	230,798
Agilent Technologies, Inc.
3.05%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,463,584
2.10%, 06/04/2030 (Callable 03/04/2030)	250,000	220,205
Air Products and Chemicals, Inc., 2.05%, 05/15/2030 (Callable 02/15/2030)	275,000	243,920
Aker BP ASA, 5.60%, 06/13/2028 (Callable 05/13/2028) (a)	2,500,000	2,553,295
Albemarle Corp., 4.65%, 06/01/2027 (Callable 05/01/2027)	7,000,000	6,942,140
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	3,160,000	2,999,833
Allegion US Holding Co., Inc., 5.41%, 07/01/2032 (Callable 04/01/2032)	2,000,000	2,030,173
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030 (Callable 03/19/2030)	7,025,000	6,307,581
Amcor Group Finance PLC, 5.45%, 05/23/2029 (Callable 04/23/2029)	4,425,000	4,525,367
American Tower Corp., 5.25%, 07/15/2028 (Callable 06/15/2028)	7,800,000	7,939,793
Amgen, Inc., 5.25%, 03/02/2033 (Callable 12/02/2032)	11,600,000	11,767,528
Anglo American Capital PLC
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	4,469,000	4,446,588
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	300,000	266,427
5.50%, 05/02/2033 (Callable 02/02/2033) (a)	4,500,000	4,522,404
Anheuser-Busch InBev Worldwide, Inc., 6.63%, 08/15/2033	8,085,000	9,100,571
Antofagasta PLC, 6.25%, 05/02/2034 (Callable 02/02/2034) (a)	10,000,000	10,334,040
ArcelorMittal SA
4.55%, 03/11/2026	11,355,000	11,334,502
6.55%, 11/29/2027 (Callable 10/29/2027)	10,000,000	10,411,757
Ashtead Capital, Inc.
1.50%, 08/12/2026 (Callable 07/12/2026) (a)	10,075,000	9,636,906
4.00%, 05/01/2028 (Callable 04/12/2025) (a)	7,166,000	6,954,740
4.25%, 11/01/2029 (Callable 04/12/2025) (a)	2,000,000	1,925,498
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	11,225,000	11,183,479
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	3,075,000	3,119,586
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)	12,000,000	12,229,098
AT&T, Inc.
4.35%, 03/01/2029 (Callable 12/01/2028)	2,600,000	2,573,915
4.30%, 02/15/2030 (Callable 11/15/2029)	9,604,000	9,455,359
2.25%, 02/01/2032 (Callable 11/01/2031)	8,975,000	7,569,740
2.55%, 12/01/2033 (Callable 09/01/2033)	3,778,000	3,097,411
Avery Dennison Corp., 5.75%, 03/15/2033 (Callable 12/15/2032)	2,000,000	2,046,299
Berry Global, Inc., 5.50%, 04/15/2028 (Callable 03/15/2028)	2,775,000	2,830,446
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	12,345,000	12,475,259
4.80%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,751,178
3.40%, 02/15/2031 (Callable 11/15/2030)	225,000	205,016
5.63%, 08/01/2034 (Callable 05/01/2034)	10,000,000	10,074,764
British Telecommunications PLC, 9.63%, 12/15/2030 (d)	20,181,000	24,639,284
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027 (Callable 10/15/2026)	5,000,000	4,944,203
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	550,000	552,175
4.15%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,742,662
2.45%, 02/15/2031 (Callable 11/15/2030) (a)	10,000,000	8,798,269
5.15%, 11/15/2031 (Callable 09/15/2031)	5,000,000	5,070,656
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 03/27/2026)	250,000	246,539
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027 (Callable 06/25/2027)	5,225,000	5,137,018
Carlisle Cos., Inc.
3.75%, 12/01/2027 (Callable 09/01/2027)	275,000	268,836
2.75%, 03/01/2030 (Callable 12/01/2029)	23,425,000	21,260,426
CBRE Services, Inc., 5.50%, 04/01/2029 (Callable 03/01/2029)	10,000,000	10,254,235
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030 (Callable 02/01/2030)	10,625,000	10,606,712
CF Industries, Inc., 4.50%, 12/01/2026 (a)	5,950,000	5,924,509
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028 (Callable 01/15/2028)	12,900,000	12,688,236
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,917,309
4.20%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,836,792
6.38%, 10/23/2035 (Callable 04/23/2035)	1,790,000	1,814,009
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (Callable 11/15/2028)	2,200,000	1,981,372
5.05%, 03/30/2029 (Callable 12/30/2028)	4,155,000	4,135,806
4.40%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,354,171
6.55%, 06/01/2034 (Callable 03/01/2034)	3,150,000	3,240,321
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	4,000,000	4,108,120
5.75%, 08/15/2034 (Callable 02/15/2034)	5,000,000	5,070,783
Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033)	6,600,000	6,676,460
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	2,250,000	2,254,716
CK Hutchison International 21 Ltd., 2.50%, 04/15/2031 (Callable 01/15/2031) (a)	5,000,000	4,382,938
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	250,000	244,661
4.55%, 04/10/2028 (Callable 03/10/2028)	6,800,000	6,782,058
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	2,518,000	2,473,789
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/2030 (Callable 10/22/2029)	8,875,000	8,148,269
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (Callable 07/15/2028) (a)	9,125,000	9,437,875
Conagra Brands, Inc., 8.25%, 09/15/2030	1,140,000	1,312,073
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	10,736,000	11,205,592
Constellation Brands, Inc., 3.50%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,546,226
Constellation Software, Inc./Canada, 5.46%, 02/16/2034 (Callable 11/16/2033) (a)	5,000,000	5,089,484
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026) (a)	2,527,000	2,482,023
5.70%, 06/15/2033 (Callable 03/15/2033) (a)	2,000,000	2,007,715
Crown Castle, Inc., 5.60%, 06/01/2029 (Callable 05/01/2029)	3,000,000	3,065,756
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,452,682
4.30%, 03/25/2028 (Callable 12/25/2027)	5,877,000	5,806,142
5.25%, 02/21/2033 (Callable 11/21/2032)	8,625,000	8,516,252
5.30%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,392,547
CVS Pass-Through Trust
6.04%, 12/10/2028	10,010,180	10,084,762
5.77%, 01/10/2033 (a)	148,883	149,039
5.93%, 01/10/2034 (a)	7,388,708	7,440,957
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (a)	2,313,835	2,114,990
Daimler Truck Finance North America LLC
3.65%, 04/07/2027 (a)	13,825,000	13,564,153
5.13%, 09/25/2029 (Callable 08/25/2029) (a)	16,275,000	16,412,310
Dell International LLC / EMC Corp., 4.90%, 10/01/2026 (Callable 08/01/2026)	425,000	426,649
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	10,900,000	9,779,230
Diageo Capital PLC, 2.00%, 04/29/2030 (Callable 01/29/2030)	3,275,000	2,891,261
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	3,000,000	2,995,013
Discovery Communications LLC, 3.63%, 05/15/2030 (Callable 02/15/2030)	1,015,000	913,136
DuPont de Nemours, Inc., 4.49%, 11/15/2025 (Callable 09/15/2025)	300,000	299,527
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	12,000,000	11,488,290
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	10,000,000	10,114,310
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	9,000,000	9,162,072
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	10,000,000	10,165,027
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	11,707,000	12,310,470
Emerson Electric Co., 1.95%, 10/15/2030 (Callable 07/15/2030)	12,600,000	11,044,432
Energy Transfer LP
4.20%, 04/15/2027 (Callable 01/15/2027)	475,000	470,987
5.50%, 06/01/2027 (Callable 03/01/2027)	18,231,000	18,508,329
6.00%, 02/01/2029 (Callable 05/02/2025) (a)	4,000,000	4,067,161
5.25%, 04/15/2029 (Callable 01/15/2029)	14,264,000	14,431,062
8.25%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,697,678
3.75%, 05/15/2030 (Callable 02/15/2030)	275,000	260,013
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	3,000,000	3,149,778
5.70%, 04/01/2035 (Callable 01/01/2035)	10,000,000	10,073,969
Eni SpA, 5.50%, 05/15/2034 (Callable 02/15/2034) (a)	4,000,000	4,032,184
EQT Corp., 5.75%, 02/01/2034 (Callable 11/01/2033)	5,425,000	5,530,821
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034 (Callable 03/15/2034)	3,000,000	3,057,029
Equinix, Inc.
1.80%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,582,898
3.90%, 04/15/2032 (Callable 01/15/2032)	11,000,000	10,255,620
Evernorth Health, Inc., 4.50%, 02/25/2026 (Callable 11/27/2025)	11,738,000	11,692,659
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	31,154,000	30,940,753
4.65%, 04/20/2032 (Callable 01/20/2032) (a)	8,000,000	7,712,851
Fidelity National Information Services, Inc.
1.65%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,604,775
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,923,698
Fiserv, Inc.
2.25%, 06/01/2027 (Callable 04/01/2027)	16,000,000	15,261,470
4.20%, 10/01/2028 (Callable 07/01/2028)	1,035,000	1,020,594
3.50%, 07/01/2029 (Callable 04/01/2029)	700,000	665,702
5.63%, 08/21/2033 (Callable 05/21/2033)	5,600,000	5,765,164
5.15%, 08/12/2034 (Callable 05/12/2034)	5,000,000	4,959,230
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	3,515,000	3,092,941
Flex Ltd., 4.88%, 05/12/2030 (Callable 02/12/2030)	4,073,000	4,039,476
Florida Gas Transmission Co. LLC
2.55%, 07/01/2030 (Callable 04/01/2030) (a)	7,000,000	6,244,871
2.30%, 10/01/2031 (Callable 07/01/2031) (a)	10,225,000	8,604,576
Flowers Foods, Inc., 2.40%, 03/15/2031 (Callable 12/15/2030)	300,000	258,399
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,043,279
7.35%, 11/04/2027 (Callable 10/04/2027)	10,000,000	10,361,909
5.92%, 03/20/2028 (Callable 02/20/2028)	4,450,000	4,469,879
6.80%, 11/07/2028 (Callable 10/07/2028)	5,000,000	5,142,275
5.30%, 09/06/2029 (Callable 08/06/2029)	7,000,000	6,786,025
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,550,083
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	3,000,000	3,213,189
Freeport-McMoRan, Inc., 5.40%, 11/14/2034 (Callable 05/14/2034)	691,000	691,116
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	20,000,000	19,112,433
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	2,500,000	2,384,130
General Motors Financial Co., Inc.
5.40%, 05/08/2027	11,100,000	11,207,181
6.00%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,538,308
5.05%, 04/04/2028	3,500,000	3,503,613
5.80%, 01/07/2029 (Callable 12/07/2028)	15,000,000	15,278,959
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	21,600,000	20,928,971
6.00%, 06/04/2029 (Callable 05/04/2029)	13,250,000	13,724,190
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	4,850,000	4,783,795
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	1,150,000	1,126,595
5.40%, 05/08/2028 (Callable 04/08/2028) (a)	12,200,000	12,414,970
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	175,000	174,870
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	6,000,000	6,097,971
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	6,343,000	5,581,781
6.38%, 10/06/2030 (Callable 08/06/2030) (a)	4,000,000	4,240,711
2.63%, 09/23/2031 (Callable 06/23/2031) (a)	8,350,000	7,199,629
6.50%, 10/06/2033 (Callable 07/06/2033) (a)	3,000,000	3,212,671
5.67%, 04/01/2035 (Callable 01/01/2035) (a)	2,500,000	2,508,506
Global Payments, Inc.
2.15%, 01/15/2027 (Callable 12/15/2026)	4,535,000	4,343,143
2.90%, 05/15/2030 (Callable 02/15/2030)	275,000	249,321
Graphic Packaging International LLC, 1.51%, 04/15/2026 (Callable 03/15/2026) (a)	650,000	627,380
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029) (a)	3,000,000	2,914,071
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (d)	300,000	296,347
HF Sinclair Corp., 5.00%, 02/01/2028 (Callable 04/12/2025)	15,000,000	14,943,259
Hyatt Hotels Corp., 5.25%, 06/30/2029 (Callable 05/30/2029)	15,000,000	15,145,733
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	3,825,000	3,725,601
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	15,000,000	14,366,699
4.88%, 11/01/2027 (a)	6,325,000	6,339,223
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	7,975,000	8,265,741
Icon Investments Six DAC, 6.00%, 05/08/2034 (Callable 02/08/2034)	11,550,000	11,791,097
IDEX Corp.
4.95%, 09/01/2029 (Callable 08/01/2029)	6,450,000	6,461,849
3.00%, 05/01/2030 (Callable 02/01/2030)	1,100,000	1,002,948
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (Callable 07/14/2028)	7,000,000	7,169,234
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	550,000	504,771
Intel Corp., 5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	4,936,842
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	10,000,000	9,307,140
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
5.75%, 04/01/2033 (Callable 01/01/2033)	8,000,000	8,126,640
6.75%, 03/15/2034 (Callable 12/15/2033)	10,275,000	11,092,510
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	14,057,000	14,926,512
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,809,259
Kinder Morgan, Inc.
8.05%, 10/15/2030	6,846,000	7,762,208
7.80%, 08/01/2031	15,425,000	17,584,582
Kraft Heinz Foods Co., 3.88%, 05/15/2027 (Callable 02/15/2027)	8,129,000	8,025,522
Kroger Co., 5.00%, 09/15/2034 (Callable 06/15/2034)	3,825,000	3,738,033
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,666,777
2.70%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,535,869
Lear Corp., 3.80%, 09/15/2027 (Callable 06/15/2027)	410,000	400,665
Lennar Corp., 4.75%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,505,377
Lennox International, Inc., 1.70%, 08/01/2027 (Callable 06/01/2027)	850,000	793,987
LYB International Finance III LLC, 2.25%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,357,015
Marathon Petroleum Corp.
5.13%, 12/15/2026 (Callable 09/15/2026)	150,000	151,110
5.15%, 03/01/2030 (Callable 02/01/2030)	18,000,000	18,108,342
Marriott International, Inc./MD, 5.00%, 10/15/2027 (Callable 09/15/2027)	10,325,000	10,453,508
Martin Marietta Materials, Inc., 2.50%, 03/15/2030 (Callable 12/15/2029)	200,000	179,960
Metropolitan Detroit Area Hospital Services, Inc., 4.48%, 12/01/2029 (a)	7,870,000	7,735,860
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	2,975,000	2,951,928
Mohawk Industries, Inc., 5.85%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,771,614
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	275,000	272,592
2.65%, 08/15/2030 (Callable 05/15/2030)	3,950,000	3,517,109
5.40%, 04/01/2035 (Callable 01/01/2035)	32,175,000	31,614,245
NetApp, Inc., 5.50%, 03/17/2032 (Callable 01/17/2032)	7,000,000	7,054,036
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	5,291,000	5,257,981
5.65%, 05/15/2033 (Callable 02/15/2033)	3,341,000	3,330,167
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/17/2025)	550,000	549,027
Occidental Petroleum Corp.
7.50%, 10/15/2026	1,288,000	1,328,721
8.88%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,145,073
6.63%, 09/01/2030 (Callable 03/01/2030)	2,500,000	2,626,255
7.50%, 05/01/2031	2,000,000	2,201,816
5.55%, 10/01/2034 (Callable 07/01/2034)	7,325,000	7,154,604
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	5,000,000	3,998,725
ONEOK, Inc., 4.75%, 10/15/2031 (Callable 08/15/2031)	15,000,000	14,701,318
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	11,375,000	11,016,858
2.30%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,817,853
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,175,764
Orange SA, 9.00%, 03/01/2031 (d)	4,125,000	4,984,712
PeaceHealth Obligated Group, 1.38%, 11/15/2025 (Callable 08/15/2025)	550,000	538,474
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027) (a)	7,200,000	7,388,342
5.70%, 02/01/2028 (Callable 01/01/2028) (a)	2,900,000	2,969,610
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	4,425,000	4,528,963
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	11,000,000	11,417,439
Phillips 66, 2.15%, 12/15/2030 (Callable 09/15/2030)	10,000,000	8,684,122
Phillips 66 Co., 3.15%, 12/15/2029 (Callable 09/15/2029)	500,000	466,860
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	17,852,000	17,284,999
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	12,900,000	13,233,796
6.40%, 04/15/2033 (Callable 01/15/2033)	2,000,000	2,076,089
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)	5,450,000	5,224,363
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,405,682
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	15,150,000	13,753,259
5.30%, 02/15/2034 (Callable 11/15/2033)	4,900,000	4,809,960
Roper Technologies, Inc.
3.80%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,432,865
2.00%, 06/30/2030 (Callable 03/30/2030)	14,675,000	12,817,848
Ryder System, Inc.
2.85%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,652,069
5.25%, 06/01/2028 (Callable 05/01/2028)	6,275,000	6,385,329
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	10,450,000	10,257,821
5.90%, 09/15/2037 (Callable 03/15/2037)	3,000,000	3,089,660
Samarco Mineracao SA, 9.00% (includes 9.00% PIK), 06/30/2031 (Callable 04/17/2025) (a)	1,870,446	1,811,031
SK Hynix, Inc., 5.50%, 01/16/2029 (a)	5,000,000	5,106,314
Smith & Nephew PLC, 2.03%, 10/14/2030 (Callable 07/14/2030)	5,600,000	4,835,275
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	7,800,000	7,926,917
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	15,000,000	14,547,947
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	10,000,000	10,136,649
Southern Natural Gas Co. LLC
7.35%, 02/15/2031	8,020,000	8,667,485
8.00%, 03/01/2032	2,523,000	2,878,086
Sprint Capital Corp., 6.88%, 11/15/2028	13,000,000	13,878,535
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,084,859
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027) (a)	575,000	580,422
Sysco Corp., 5.95%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,436,167
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	5,000,000	5,059,179
5.55%, 08/15/2035 (Callable 05/15/2035)	10,000,000	9,986,081
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	14,125,000	13,889,837
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	17,125,000	16,977,823
4.13%, 04/01/2032 (Callable 01/01/2032)	8,000,000	7,417,377
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 04/12/2025)	4,350,000	4,132,005
3.88%, 04/15/2030 (Callable 01/15/2030)	23,206,000	22,246,245
5.13%, 05/15/2032 (Callable 03/15/2032)	8,600,000	8,654,081
Toll Road Investors Partnership II LP
0.00%, 02/15/2026 (a)	6,590,000	6,228,658
0.00%, 02/15/2028 (a)	3,250,000	2,708,397
Trane Technologies Co. LLC, 6.39%, 11/15/2027	1,215,000	1,250,208
TransCanada PipeLines Ltd., 5.60%, 03/31/2034	1,335,000	1,338,669
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/2026	4,748,000	4,917,182
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)	10,000,000	9,703,243
TSMC Arizona Corp., 2.50%, 10/25/2031 (Callable 07/25/2031)	8,175,000	7,231,568
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025) (a)	12,000,000	12,194,327
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	9,500,000	8,825,401
6.13%, 06/12/2033 (Callable 03/12/2033)	20,000,000	20,453,140
Valero Energy Corp., 2.15%, 09/15/2027 (Callable 07/15/2027)	300,000	283,397
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	10,000,000	10,046,358
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	15,000,000	16,852,572
Verisk Analytics, Inc., 4.13%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,944,685
Verizon Communications, Inc.
4.13%, 03/16/2027	3,196,000	3,179,513
2.10%, 03/22/2028 (Callable 01/22/2028)	6,050,000	5,655,255
4.33%, 09/21/2028	2,351,000	2,338,849
4.02%, 12/03/2029 (Callable 09/03/2029)	5,671,000	5,517,259
2.36%, 03/15/2032 (Callable 12/15/2031)	2,316,000	1,959,781
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	3,153,000	3,153,211
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	25,000,000	24,247,174
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	10,825,000	10,820,638
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	1,605,000	1,445,349
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	900,000	861,898
Volkswagen Group of America Finance LLC, 6.20%, 11/16/2028 (Callable 10/16/2028) (a)	6,000,000	6,220,610
Vontier Corp.
1.80%, 04/01/2026 (Callable 03/01/2026)	6,650,000	6,450,669
2.40%, 04/01/2028 (Callable 02/01/2028)	16,375,000	15,104,902
2.95%, 04/01/2031 (Callable 01/01/2031)	2,696,000	2,340,034
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	106,000	104,014
Warnermedia Holdings, Inc.
3.76%, 03/15/2027 (Callable 02/15/2027)	16,900,000	16,483,544
4.05%, 03/15/2029 (Callable 01/15/2029)	4,985,000	4,694,640
Waste Connections, Inc., 3.20%, 06/01/2032 (Callable 03/01/2032)	875,000	784,986
Western Digital Corp., 2.85%, 02/01/2029 (Callable 12/01/2028)	10,000,000	9,027,367
Western Midstream Operating LP
4.50%, 03/01/2028 (Callable 12/01/2027)	7,195,000	7,124,543
4.05%, 02/01/2030 (Callable 11/01/2029) (d)	2,000,000	1,908,744
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	11,050,000	10,861,143
4.70%, 09/15/2028 (Callable 06/15/2028) (d)	1,500,000	1,502,277
Williams Cos., Inc.
7.50%, 01/15/2031	6,650,000	7,400,831
5.15%, 03/15/2034 (Callable 12/15/2033)	7,000,000	6,906,200
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	9,000,000	8,664,861
Woodside Finance Ltd., 4.50%, 03/04/2029 (Callable 12/04/2028) (a)	10,000,000	9,860,271
WRKCo, Inc., 3.90%, 06/01/2028 (Callable 03/01/2028)	8,275,000	8,078,428
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	1,150,000	1,136,824
		1,902,472,274

Utilities - 2.6%
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (Callable 02/28/2029) (a)	7,000,000	7,252,307
Ameren Corp., 5.38%, 03/15/2035 (Callable 12/15/2034)	7,000,000	6,984,771
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (Callable 05/01/2028) (a)	4,400,000	4,346,622
Avangrid, Inc., 3.80%, 06/01/2029 (Callable 03/01/2029)	10,975,000	10,566,312
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	15,000,000	15,525,342
DTE Electric Co., 2.63%, 03/01/2031 (Callable 12/01/2030)	275,000	246,450
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	18,000,000	18,109,893
5.10%, 03/01/2029 (Callable 02/01/2029)	15,000,000	15,198,055
5.85%, 06/01/2034 (Callable 03/01/2034)	12,000,000	12,404,611
Duquesne Light Holdings, Inc., 2.78%, 01/07/2032 (Callable 10/07/2031) (a)	12,400,000	10,577,760
East Ohio Gas Co., 2.00%, 06/15/2030 (Callable 03/15/2030) (a)	550,000	479,758
Enel Finance International NV
4.63%, 06/15/2027 (Callable 05/15/2027) (a)	10,000,000	9,991,607
3.50%, 04/06/2028 (a)	14,975,000	14,464,930
5.50%, 06/26/2034 (Callable 03/26/2034) (a)	25,000,000	25,104,076
Engie SA, 5.25%, 04/10/2029 (Callable 03/10/2029) (a)	12,000,000	12,224,917
Entergy Corp., 2.80%, 06/15/2030 (Callable 03/15/2030)	13,250,000	11,994,031
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	275,000	233,329
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	675,000	653,959
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	275,000	266,294
2.95%, 05/14/2030 (Callable 02/14/2030) (a)	15,717,000	14,337,634
5.40%, 06/01/2033 (Callable 03/01/2033) (a)	4,550,000	4,571,446
5.65%, 05/09/2034 (Callable 02/09/2034) (a)	4,400,000	4,479,725
KeySpan Corp., 8.00%, 11/15/2030	2,000,000	2,289,581
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)	22,000,000	22,516,886
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	5,000,000	5,128,436
5.42%, 01/11/2034 (Callable 10/11/2033)	5,125,000	5,173,328
National Grid USA, 5.80%, 04/01/2035	9,700,000	9,834,922
New York State Electric & Gas Corp., 5.30%, 08/15/2034 (Callable 05/15/2034) (a)	9,925,000	9,905,047
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,482,363
Pacific Gas and Electric Co.
3.45%, 07/01/2025	259,500	258,463
3.75%, 07/01/2028	259,500	249,515
Puget Energy, Inc., 2.38%, 06/15/2028 (Callable 04/15/2028)	325,000	302,142
RWE Finance US LLC, 5.88%, 04/16/2034 (Callable 01/16/2034) (a)	10,000,000	10,184,000
Southern Co., 5.70%, 03/15/2034 (Callable 09/15/2033)	8,375,000	8,649,647
		279,988,159
TOTAL CORPORATE BONDS (Cost $4,288,655,236)		4,250,631,562

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.6%	Par	Value
Angel Oak Mortgage Trust 2024-2, Series 2024-3, Class A1, 4.80%, 11/26/2068 (Callable 03/25/2027) (a)(d)	20,327,861	20,194,050
Arroyo Mortgage Trust
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2025) (a)(e)	899,434	866,196
Series 2022-1, Class A1A, 2.50%, 12/25/2056 (Callable 04/25/2025) (a)(d)	15,100,461	14,368,228
Banc of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 09/20/2034 (Callable 04/20/2025)	421,224	400,886
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class 2A, 4.53%, 07/25/2034 (Callable 04/25/2025) (e)	260,384	244,039
BRAVO Residential Funding Trust
Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 08/25/2045) (a)(e)	25,254,212	25,172,237
Series 2024-RPL1, Class A1, 3.25%, 10/25/2063 (Callable 01/25/2056) (a)(e)	50,275,264	45,957,810
Chase Mortgage Finance Corp.
Series 2024-RPL2, Class A1A, 3.25%, 08/25/2064 (Callable 01/25/2051) (a)(e)	44,445,669	39,372,134
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 04/25/2050) (a)(e)	26,745,294	23,727,615
CIM Trust, Series 2023-R4, Class A1, 5.00%, 05/25/2062 (Callable 04/25/2028) (a)(e)	29,037,716	28,944,368
FirstKey Homes 2020-SFR2 Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	37,341,525	36,580,901
FirstKey Homes Trust
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	20,792,592	19,880,928
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	20,988,879	20,713,646
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	21,805,605	21,620,506
Home Partners of America Trust
Series 2019-1, Class A, 2.91%, 09/17/2039 (Callable 04/17/2025) (a)	15,278,003	14,587,251
Series 2021-3, Class A, 2.20%, 01/17/2041 (a)	30,779,715	28,126,784
MASTR Alternative Loans Trust, Series 2003-5, Class 4A1, 5.50%, 07/25/2033 (Callable 04/25/2025)	116,029	118,214
MFRA Trust, Series 2022-NQM1, Class A1, 4.11%, 12/25/2066 (Callable 04/25/2025) (a)(e)	21,493,752	20,997,143
Mill City Mortgage Trust
Series 2018-3, Class A1, 3.50%, 08/25/2058 (Callable 11/25/2039) (a)(e)	141,535	138,885
Series 2019-1, Class A1, 3.25%, 10/25/2069 (Callable 07/25/2036) (a)(e)	195,487	189,609
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 10/25/2030) (a)(e)	965,379	935,825
Series 2019-RPL3, Class A1, 2.75%, 07/25/2059 (Callable 07/25/2043) (a)(e)	3,183,251	3,047,861
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30%, 04/17/2041 (a)	19,880,091	18,684,257
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063	1,179	1,031
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.63%, 10/25/2043 (Callable 04/25/2025) (e)	616,862	592,830
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2030) (a)(e)	42,233	41,201
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 05/25/2037) (a)(e)	191,288	179,318
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 04/25/2034) (a)(e)	65,391	64,602
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2029) (a)(e)	2,927,150	2,819,181
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 11/25/2032) (a)(e)	9,420,797	8,981,127
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 04/25/2032) (a)	9,533,456	8,614,740
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 04/25/2034) (a)(e)	5,009,292	4,702,412
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 04/25/2032) (a)(e)	8,086,039	7,616,424
Series 2024-1, Class A1, 4.78%, 03/25/2064 (Callable 01/25/2044) (a)(e)	12,423,738	12,541,931
Series 2024-2, Class A1A, 4.72%, 12/25/2064 (Callable 03/25/2031) (a)(e)	34,157,798	34,382,416
Series 2024-5, Class A1A, 4.49%, 10/25/2064 (Callable 03/25/2038) (a)(e)	32,567,985	32,720,674
WaMu Mortgage Pass Through Certificates
Series 2004-AR3, Class A1, 5.66%, 06/25/2034 (Callable 04/25/2025) (e)	613,893	568,026
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 04/25/2025)	767,025	778,945
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $501,283,471)		499,474,231

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%	Par	Value
BANK-2017
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	575,000	561,026
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	5,865,000	5,685,518
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	1,200,000	1,162,696
Series 2017-BNK7, Class ASB, 3.27%, 09/15/2060 (Callable 09/15/2027)	559,298	551,035
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	575,000	545,987
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	9,275,000	8,967,107
BANK-2018, Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	895,000	870,594
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032) (e)	13,475,000	14,059,954
BANK5 Trust
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	23,600,000	24,393,633
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	26,550,000	26,724,975
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058 (Callable 11/10/2026)	39,644	39,466
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	16,035,000	15,847,070
Series 2017-C4, Class A3, 3.21%, 10/12/2050 (Callable 11/12/2027)	6,018,075	5,810,842
Series 2017-P8, Class A3, 3.20%, 09/15/2050 (Callable 09/15/2027)	2,375,000	2,306,015
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	550,000	525,551
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,446,424
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	19,610,172	18,988,739
Computershare Corporate Trust
Series 2015-P2, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	34,843,144	34,521,514
Series 2015-P2, Class ASB, 3.66%, 12/15/2048 (Callable 12/15/2025)	990,420	986,745
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	4,966,000	4,818,310
Series 2017-C40, Class A3, 3.32%, 10/15/2050 (Callable 10/15/2027)	8,800,000	8,580,899
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	3,404,050	3,345,498
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	14,625,000	13,579,716
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 01/15/2049 (Callable 05/15/2026)	7,695,000	7,538,774
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	1,640,000	1,593,949
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	5,500,000	5,312,220
Series 2018-CX12, Class A3, 3.96%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,869,617
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	3,300,000	3,020,855
Series 2021-C20, Class ASB, 2.44%, 03/15/2054 (Callable 03/15/2031)	6,866,000	6,482,453
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/2051 (Callable 07/10/2028) (e)	9,372,252	9,038,647
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	7,443,000	7,245,857
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	18,900,000	18,095,625
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 08/15/2027)	7,211	7,127
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	550,000	544,478
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	17,550,000	16,962,907
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	5,300,000	5,094,359
Morgan Stanley ABS Capital I, Inc., Series 2022-L8, Class ASB, 3.79%, 04/15/2055 (Callable 04/15/2032) (e)	9,422,000	9,043,016
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	29,745,000	29,515,151
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	14,450,000	14,013,035
Series 2025-5C1, Class A2, 4.91%, 02/15/2030 (Callable 02/15/2030)	3,675,000	3,669,102
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	15,671,000	15,145,558
Morgan Stanley Capital I, Inc., Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	9,607,210	9,325,784
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4, 4.33%, 10/15/2051 (Callable 10/15/2028)	3,900,000	3,793,493
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $370,462,421)		365,631,321

ASSET-BACKED SECURITIES - 2.6%	Par	Value
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 12/25/2027) (a)	27,425,000	27,860,284
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	23,450,000	23,890,093
Series 2024-1, Class A, 5.34%, 05/15/2030	10,675,000	10,863,185
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(d)	31,625,000	32,086,020
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	9,025,000	9,003,601
General Motors Co., Series 2023-2, Class A, 5.34%, 06/15/2030 (a)	25,952,000	26,616,068
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029) (a)	25,100,000	25,511,567
IPFS Corp.
Series 2023-C, Class A, 5.52%, 10/15/2028 (a)	16,975,000	17,252,299
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	9,075,000	9,235,794
Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, 07/17/2028 (Callable 01/15/2028) (a)	26,850,000	27,157,830
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 03/15/2030) (a)	12,207,932	10,932,463
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 06/15/2030) (a)	1,760,564	1,589,198
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 08/15/2030) (a)	13,537,484	13,249,842
Nelnet Student Loan Trust
Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	3,311,696	3,078,673
Series 2021-DA, Class AFX, 1.63%, 04/20/2062 (Callable 02/20/2032) (a)	873,867	820,439
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	16,200,000	15,256,295
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	13,554,616	13,392,525
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2025) (a)(e)	2,724,956	2,648,925
Verizon Master Trust, Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	20,400,000	20,536,978
TOTAL ASSET-BACKED SECURITIES (Cost $290,428,692)		290,982,079

MUNICIPAL BONDS - 1.5%	Par	Value
California Community Choice Financing Authority, 6.13%, 04/01/2030	2,510,000	2,583,045
City of College Park GA, 5.97%, 01/01/2031	2,070,000	2,143,506
Colorado Housing and Finance Authority, 6.25%, 11/01/2054 (Callable 05/01/2033)	5,400,000	5,713,972
County of Miami-Dade FL, 2.54%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,369,018
Florida Development Finance Corp., 3.22%, 02/01/2032 (Callable 08/01/2031)	5,250,000	4,628,394
GBG LLC, 2.25%, 09/01/2030 (a)	681,343	623,601
Homewood Educational Building Authority
6.81%, 10/01/2028	2,265,000	2,384,157
6.81%, 10/01/2028	1,370,000	1,442,073
Illinois Housing Development Authority
6.50%, 04/01/2054 (Callable 10/01/2032)	17,260,000	18,190,328
6.25%, 10/01/2054 (Callable 04/01/2033)	13,370,000	14,061,761
Massachusetts Educational Financing Authority
1.92%, 07/01/2027	10,000,000	9,472,097
2.16%, 07/01/2028	10,000,000	9,291,762
6.07%, 07/01/2033	7,445,000	7,899,166
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052 (Callable 06/01/2032)	6,275,000	6,398,222
Minnesota Housing Finance Agency
6.50%, 07/01/2054 (Callable 01/01/2033)	4,260,000	4,466,697
6.00%, 01/01/2055 (Callable 01/01/2033)	9,770,000	10,191,048
Nevada Housing Division, 6.25%, 10/01/2054 (Callable 04/01/2033)	2,575,000	2,697,421
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	7,000,000	3,680,134
3.30%, 04/01/2032 (Callable 01/01/2032)	13,600,000	9,435,400
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (f)	1,600,000	1,655,861
5.00%, 12/01/2028 (f)	1,225,000	1,278,785
5.00%, 12/01/2028 (f)	1,205,000	1,257,907
New York State Dormitory Authority, 3.00%, 08/01/2036 (Callable 08/01/2031)	3,480,000	2,860,747
Niagara Area Development Corp.
3.00%, 05/01/2025	1,000,000	998,143
3.20%, 05/01/2026	1,995,000	1,952,982
3.27%, 05/01/2027	2,060,000	1,977,421
3.37%, 05/01/2028	2,130,000	2,005,231
3.42%, 05/01/2029	2,200,000	2,026,465
Rhode Island Housing & Mortgage Finance Corp., 6.00%, 04/01/2054 (Callable 04/01/2033)	4,000,000	4,148,820
San Diego Convention Center Expansion Financing Authority
1.99%, 04/15/2026	3,440,000	3,360,003
2.36%, 04/15/2028	1,325,000	1,252,133
South Dakota Housing Development Authority, 2.70%, 11/01/2036 (Callable 11/01/2025)	80,000	79,834
Tennessee Housing Development Agency, 6.25%, 01/01/2055 (Callable 01/01/2033)	9,915,000	10,392,633
Westvaco Corp., 7.67%, 01/15/2027 (a)	8,700,000	8,965,031
TOTAL MUNICIPAL BONDS (Cost $171,219,134)		161,883,798

OTHER GOVERNMENT RELATED SECURITIES - 0.4%	Par	Value
Electricite de France SA, 5.65%, 04/22/2029 (Callable 03/22/2029) (a)	25,275,000	26,068,665
NBN Co. Ltd., 2.63%, 05/05/2031 (Callable 02/05/2031) (a)	20,487,000	18,250,119
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $45,127,602)		44,318,784

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.2%	Par	Value
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)	7,375,000	7,197,577
Series K092, Class A2, 3.30%, 04/25/2029 (Callable 04/25/2029)	11,943,000	11,511,576
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,021,158)		18,709,153

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%(g)	Par	Value
Federal Home Loan Mortgage Corp., Pool C00635, 6.00%, 07/01/2028	501	513
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $491)		513

SHORT-TERM INVESTMENTS - 2.4%		Value
Money Market Funds - 2.4%	Shares
First American Government Obligations Fund - Class U, 4.29% (h)	257,686,184	257,686,184
TOTAL SHORT-TERM INVESTMENTS (Cost $257,686,184)		257,686,184

TOTAL INVESTMENTS - 100.6% (Cost $11,007,109,266)		10,994,294,455
Liabilities in Excess of Other Assets - (0.6)%		(61,816,089)
TOTAL NET ASSETS - 100.0%		$10,932,478,366
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $2,339,969,873 or 21.4% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(f)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2025, the total value of securities subject to the AMT was $4,192,553 or 0.0% of net assets.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Intermediate Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$5,104,976,830	$–	$5,104,976,830
Corporate Bonds	–	4,250,631,562	–	4,250,631,562
Non-Agency Residential Mortgage-Backed Securities	–	499,474,231	–	499,474,231
Non-Agency Commercial Mortgage-Backed Securities	–	365,631,321	–	365,631,321
Asset-Backed Securities	–	290,982,079	–	290,982,079
Municipal Bonds	–	161,883,798	–	161,883,798
Other Government Related Securities	–	44,318,784	–	44,318,784
Agency Commercial Mortgage-Backed Securities	–	18,709,153	–	18,709,153
Agency Residential Mortgage-Backed Securities	–	513	–	513
Money Market Funds	257,686,184	–	–	257,686,184
Total Investments	$257,686,184	$10,736,608,271	$–	$10,994,294,455

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.